STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

April 27, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Alpha Risk Hedged Dividend Equity Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for The Alpha Risk Hedged Dividend Equity Fund do not differ from those contained in Post-Effective Amendment No. 254 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on April 21, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.
Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531